Subsequent Event - Additional Information (Detail)				1 Months Ended	3 Months Ended
	Oct. 17, 2017 USD ($) $ / shares shares	Oct. 09, 2017 shares	Mar. 07, 2017 USD ($) $ / shares shares	Mar. 31, 2015 $ / shares shares	Mar. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($) shares
Subsequent Event [Line Items]
Number of authorized shares of common stock remains							100,000,000	100,000,000	100,000,000
Shares offered for public offering				6,037,500
Gross proceeds from secondary public offering | $					$ 23,100,000	$ 64,900,000
Aggregate principal amount of borrowings outstanding, including total PIK Loans issued | $								$ 81,080,000
Secondary Public Offering [Member]
Subsequent Event [Line Items]
Shares offered for public offering					1,850,000	603,750
Shares offering price per share | $ / shares				$ 115.00	$ 12.50	$ 115.00
Subsequent Event [Member]
Subsequent Event [Line Items]
Reverse stock split of company's issued and outstanding shares of common stock description		1-for-10 reverse stock split
Reverse stock split, conversion ratio		0.1
Number of authorized shares of common stock remains		100,000,000
Gross proceeds from secondary public offering | $	$ 16,200,000
Subsequent Event [Member] | Secondary Public Offering [Member]
Subsequent Event [Line Items]
Shares offered for public offering	4,630,000
Shares offering price per share | $ / shares	$ 3.50
Public offering issuance date	Oct. 17, 2017
Subsequent Event [Member] | Series A warrants [Member] | Secondary Public Offering [Member]
Subsequent Event [Line Items]
Warrants issue to purchase common stock	4,630,000
Warrants exercise price | $ / shares	$ 3.50
Public offering period	5 years
Subsequent Event [Member] | Series B warrants [Member] | Secondary Public Offering [Member]
Subsequent Event [Line Items]
Warrants issue to purchase common stock	4,630,000
Warrants exercise price | $ / shares	$ 3.50
Public offering period	6 months
Fourth Amendment [Member]
Subsequent Event [Line Items]
Warrants issue to purchase common stock			1,937,890
Warrants exercise price | $ / shares			$ 2.35
Equity finance completion last date			Jan. 15, 2018
Restricted cash balance | $			$ 10,000,000					2,000,000
Fourth Amendment [Member] | Minimum [Member]
Subsequent Event [Line Items]
Gross proceeds from sale of equity securities on event of default occurred due to going concern qualification | $			30,000,000
Term Loan Agreement [Member]
Subsequent Event [Line Items]
Restricted cash balance | $			$ 10,000,000					2,000,000	$ 2,000,000
Aggregate principal amount of borrowings outstanding, including total PIK Loans issued | $							$ 82,300,000	$ 81,100,000	$ 30,200,000
Percentage of financing fee			5.00%